Net Assets - Regular Distributions Declared (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Aug. 13, 2024	May 10, 2024	Mar. 14, 2024	Jan. 23, 2024	Nov. 13, 2023	Aug. 10, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Distribution Amount								$ 347,088	$ 53,166
Class I
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 2.5716	$ 1.02635
Distribution Amount								$ 283,401	$ 45,455
Class I | O 2024 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.2143
Distribution Amount				$ 12,120
Class I | O 2024 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.2143
Distribution Amount				$ 13,234
Class I | O 2024 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.2143
Distribution Amount				$ 14,439
Class I | O 2024 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.2143
Distribution Amount			$ 17,945
Class I | O 2024 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.2143
Distribution Amount			$ 19,924
Class I | O 2024 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.2143
Distribution Amount			$ 22,239
Class I | O 2024 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.2143
Distribution Amount		$ 24,786
Class I | O 2024 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.2143
Distribution Amount		$ 26,807
Class I | O 2024 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.2143
Distribution Amount		$ 28,955
Class I | O 2024 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.2143
Distribution Amount	$ 31,339
Class I | O 2024 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.2143
Distribution Amount	$ 34,663
Class I | O 2024 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.2143
Distribution Amount	$ 36,950
Class I | O 2023 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.19925
Distribution Amount							$ 7,195
Class I | O 2023 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.19925
Distribution Amount						$ 8,027
Class I | O 2023 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.19925
Distribution Amount						$ 8,949
Class I | O 2023 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.2143
Distribution Amount					$ 10,153
Class I | O 2023 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.2143
Distribution Amount					$ 11,131
Class S
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 2.33898	$ 0.93007
Distribution Amount								$ 50,450	$ 6,445
Class S | O 2024 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.1947
Distribution Amount				$ 2,417
Class S | O 2024 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.196
Distribution Amount				$ 2,778
Class S | O 2024 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.19472
Distribution Amount				$ 3,181
Class S | O 2024 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19528
Distribution Amount			$ 3,554
Class S | O 2024 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19465
Distribution Amount			$ 3,888
Class S | O 2024 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19522
Distribution Amount			$ 4,280
Class S | O 2024 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19454
Distribution Amount		$ 4,462
Class S | O 2024 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19454
Distribution Amount		$ 4,694
Class S | O 2024 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.1952
Distribution Amount		$ 4,929
Class S | O 2024 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19454
Distribution Amount	$ 5,116
Class S | O 2024 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19515
Distribution Amount	$ 5,416
Class S | O 2024 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19444
Distribution Amount	$ 5,735
Class S | O 2023 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.17975
Distribution Amount							$ 430
Class S | O 2023 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.18033
Distribution Amount						$ 917
Class S | O 2023 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.17971
Distribution Amount						$ 1,214
Class S | O 2023 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.19549
Distribution Amount					$ 1,747
Class S | O 2023 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.19479
Distribution Amount					$ 2,137
Class D
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 2.5032	$ 0.99803
Distribution Amount								$ 13,237	$ 1,266
Class D | O 2024 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.20854
Distribution Amount				$ 471
Class D | O 2024 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.20892
Distribution Amount				$ 498
Class D | O 2024 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.20854
Distribution Amount				$ 529
Class D | O 2024 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.20871
Distribution Amount			$ 578
Class D | O 2024 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.20852
Distribution Amount			$ 606
Class D | O 2024 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.20869
Distribution Amount			$ 644
Class D | O 2024 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.20849
Distribution Amount		$ 728
Class D | O 2024 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.20849
Distribution Amount		$ 1,025
Class D | O 2024 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.20868
Distribution Amount		$ 1,585
Class D | O 2024 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20849
Distribution Amount	$ 1,880
Class D | O 2024 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20867
Distribution Amount	$ 2,239
Class D | O 2024 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20846
Distribution Amount	$ 2,454
Class D | O 2023 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.19351
Distribution Amount							$ 134
Class D | O 2023 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.19369
Distribution Amount						$ 228
Class D | O 2023 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.1935
Distribution Amount						$ 235
Class D | O 2023 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.20877
Distribution Amount					$ 292
Class D | O 2023 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.20856
Distribution Amount					$ 377